Related Party Transactions (Details) - Schedule of Related Parties - USD ($)		Dec. 31, 2023	Jun. 30, 2023
Related Party [Member]
Amounts due to related parties, current*
Amounts due to related parties, current	[1]	$ 413,324	$ 405,138

[1]	The balances mainly represent expenses paid on behalf of the Company for daily operations.